OTHER EXPENSES, NET	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
OTHER EXPENSES, NET
NOTE 17 – OTHER EXPENSES, NET

Other expense is summarized as follows:
	Year ended December 31,
	2020	2019	2018

Interest expense to related parties (see Note 13)	$(171)	$(1,218)	$(2,746)
Interest expense and other bank charges	(901)	(1,479)	(1,261)
Interest income	178	151	-
Revaluation and related costs reimbursed to related party	-	(8,139)	-
Foreign currency gain (loss)	(254)	148	417
Other income (expense)	(140)	19	4
Total other expense, net	$(1,288)	$(10,518)	$(3,586)